Document and Entity Information	Sep. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity File Number	000-54295
Entity Registrant Name	Sterling Real Estate Trust
Entity Incorporation, State or Country Code	ND
Entity Tax Identification Number	90-0115411
Entity Address, Address Line One	4340 18th Ave South Ste. 200
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58103
City Area Code	701
Local Phone Number	353-2720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	NONE
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001412502
Amendment Flag	false